Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepaid and Other Current Assets [Abstract]
Inventories		$ 109	$ 29
Prepayments to suppliers		135	189
Loans to third parties		6	6
Receivables due from third-party	[1]	880	880
Others	[2]	17	16
Total before allowance for credit losses		1,147	1,120
Less: allowance for credit losses	[1]	(461)	(461)
Total		$ 686	$ 659

[1]	Long-term receivable, net related to Bay State College and expected to be collected less than twelve months.
[2]	Others mainly included prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items.